UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Name of Fund: BlackRock Basic Value Principal Protected Fund of
              BlackRock Principal Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Basic Value Principal Protected Fund                         BLACKROCK
OF BLACKROCK PRINCIPAL PROTECTED TRUST

SEMI-ANNUAL REPORT
DECEMBER 31, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    10
  Statement of Operations ................................................    11
  Statements of Changes in Net Assets ....................................    12
Financial Highlights .....................................................    13
Notes to Financial Statements ............................................    17
Proxy Results ............................................................    22
Officers and Trustees ....................................................    23
BlackRock Fund Information ...............................................    24
Mutual Fund Family .......................................................    26


2       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                                   6-month      12-month
=============================================================================================================
U.S. equities (S&P 500 Index)                                                            -1.37%       + 5.49%
-------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -7.53        - 1.57
-------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        +0.39        +11.17
-------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 +5.93        + 6.97
-------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           +3.22        + 3.36
-------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)         -0.67        + 2.27
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o Fund returns lagged that of the S&P 500 Citigroup Value Index for the six-month period ended December 31, 2007.

o Large cap stocks outperformed their smaller counterparts and in terms of investment style, value trailed growth. Bonds, as measured by the Lehman Brothers U.S. Aggregate Bond Index, outperformed stocks for the six months. The Fund was invested 100% in equities throughout the period.

      What factors influenced performance?

o Detracting most from relative performance was stock selection in health care and information technology (IT). Unisys Corp., Micron Technology, Inc., Alcatel SA and LSI Corp. hindered performance, as did lack of ownership of Microsoft Corp., Apple, Inc. and Merck & Co. The negative stock-selection effect was partially offset by positive results from overweighting these two sectors.

o The Fund benefited from stock selection within financials, particularly among capital markets names, and from underweighting the sector overall. Avoiding poor-performing Washington Mutual also aided relative performance. Stock selection in industrials was positive as well, led by shares of Raytheon Co. and Deere & Co.

o The combination of good stock selection and underweighting consumer discretionary and overweighting consumer staples further aided relative results. One of the largest contributors was Unilever NV. Our avoidance of poor-performing Comcast Corp. was beneficial as well. Finally, an overweighting in energy and strong performance from Exxon Mobil Corp., Anadarko Petroleum Corp., Peabody Energy Corp. and GlobalSantaFe Corp. proved advantageous.

      Describe recent portfolio activity.

o We increased exposure to IT, health care and telecommunication services by adding to existing holdings and initiating a position in Covidien Ltd. Exposure to energy also was increased by adding to existing holdings and taking profits from the sale of GlobalSantaFe and Consol Energy, Inc. and introducing positions in Transocean, Inc. and Nabors Industries Ltd.

o We reduced exposure to industrials and consumer discretionary by trimming existing holdings. Within consumer discretionary, we swapped Citadel Broadcasting Corp., McDonald's Corp. and Comcast for new positions in Mattel, Inc., CBS Corp., Macy's, Inc., Harley-Davidson, Inc. and The Gap, Inc.

      Describe Fund positioning at period-end.

o The Fund remained invested 100% in equities. Its largest overweights were in energy, IT and health care. The largest underweights were in financials, utilities, consumer discretionary and industrials.

o We anticipate a continued slower rate of economic growth in 2008, as corporate earnings slow and credit conditions worsen. At this writing, cyclical industries such as housing, financials, semiconductors, retail and autos are in a state of recession. We are monitoring this situation closely to help determine if recession will creep into the broader economy, as some signs indicate.

o We continue to believe that large-capitalization companies offer more compelling value propositions in this slower phase of economic growth. However, for the first time since 2003, we are employing a barbell approach, slowly increasing our holdings in lower-quality cyclical areas that have been negatively impacted over the past six months. We believe many of these names have begun to discount dire economic conditions.

Expense  Example

                                               Actual                                              Hypothetical**
                        ---------------------------------------------------      ---------------------------------------------------
                          Beginning         Ending                                 Beginning         Ending
                        Account Value    Account Value     Expenses Paid         Account Value    Account Value     Expenses Paid
                        July 1, 2007     Dec. 31, 2007   During the Period*      July 1, 2007     Dec. 31, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional .......      $1,000           $932.70            $ 8.52               $1,000          $1,016.48           $ 8.89
Investor A ..........      $1,000           $931.50            $ 9.55               $1,000          $1,015.42           $ 9.96
Investor B ..........      $1,000           $927.90            $13.29               $1,000          $1,011.51           $13.87
Investor C ..........      $1,000           $927.10            $13.28               $1,000          $1,011.51           $13.87
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.74% for Institutional, 1.95% for Investor A, 2.72% for Investor B and 2.72% for Investor C), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the S&P 500(R) Index, the S&P 500 Citigroup Value Index and the Lehman Brothers U.S. Aggregate Bond Index. Values are from November 13, 2002 through December 2007.

                                                                                 S&P 500     Lehman Brothers
                  Institutional        Investor A       S&P 500(R)       Citigroup Value      U.S. Aggregate
                       Shares*+          Shares*+          Index++              Index+++      Bond Index++++
11/13/02**              $10,000           $ 9,475          $10,000               $10,000             $10,000
12/02                   $10,053           $ 9,525          $ 9,994               $10,227             $10,138
12/03                   $11,474           $10,842          $12,860               $13,332             $10,554
12/04                   $12,101           $11,406          $14,260               $15,335             $11,012
12/05                   $12,339           $11,600          $14,960               $16,671             $11,279
12/06                   $14,915           $13,987          $17,323               $20,138             $11,768
12/07                   $14,958           $13,986          $18,275               $20,540             $12,588

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests primarily in common stocks and in U.S. Treasury bonds, including zero coupon bonds.
++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
+++ This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.
++++ This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2007

                                                                                      Average Annual Total Returns*
                                                                  ------------------------------------------------------------------
                                                                         1 Year                 5 Years           Since Inception**
                                                                  -------------------    --------------------   --------------------
                                                    6-Month       w/o sales   w/sales    w/o sales    w/sales   w/o sales    w/sales
                                                 Total Returns     charge     charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................................     -6.73%        +0.29%        --       + 8.27%        --      + 8.16%        --
Investor A .....................................     -6.85         -0.01      -5.26%      + 7.99      +6.83%     + 7.88      +6.76%
Investor B .....................................     -7.21         -0.78      -4.64       + 7.16      +6.86      + 7.06      +6.91
Investor C .....................................     -7.29         -0.80      -1.66       + 7.15      +7.15      + 7.05      +7.05
Lehman Brothers U.S. Aggregate Bond Index ......     +5.93         +6.97         --       + 4.42         --      + 4.59         --
S&P 500 Index ..................................     -1.37         +5.49         --       +12.83         --      +12.47         --
S&P 500 Citigroup Value Index ..................     -5.01         +1.99         --       +14.97         --      +15.06         --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on 11/13/02.

      Past performance is not indicative of future results.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Portfolio Summary

As of December 31, 2007

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ................................................        5.5%
American International Group, Inc. ...............................        4.1
JPMorgan Chase & Co. .............................................        3.0
International Business Machines Corp. ............................        2.8
Unilever NV ......................................................        2.8
The Bank of New York Mellon Corp. ................................        2.6
Verizon Communications, Inc. .....................................        2.6
General Electric Co. .............................................        2.5
Time Warner, Inc. ................................................        2.4
The Travelers Cos., Inc. .........................................        2.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ......................................       10.6%
Pharmaceuticals ..................................................        6.9
Diversified Financial Services ...................................        6.7
Insurance ........................................................        7.4
Semiconductors & Semiconductor Equipment .........................        5.5
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                                      Percent of
Investment Criteria                                        Long-Term Investments
--------------------------------------------------------------------------------
Above-Average Yield ..............................................       38.2%
Below-Average Price/Earnings Ratio ...............................       24.9
Low Price-to-Book Value ..........................................       21.4
Special Situations ...............................................       11.5
Price-to-Cash Flow ...............................................        4.0
--------------------------------------------------------------------------------


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       7

Schedule of Investments as of December 31, 2007 (Unaudited)

                                                             Shares                                                       Percent of
                  Industry                                     Held   Common Stocks                              Value    Net Assets
====================================================================================================================================
Above-Average     Diversified Telecommunication Services     76,640   AT&T Inc.                               $ 3,185,158    2.3%
Yield             Communications Equipment                  179,800   Alcatel SA (b)                            1,316,136    0.9
                  Metals & Mining                            61,899   Alcoa, Inc.                               2,262,409    1.6
                  Capital Markets                            72,772   The Bank of New York Mellon Corp.         3,548,363    2.6
                  Pharmaceuticals                           109,000   Bristol-Myers Squibb Co.                  2,890,680    2.1
                  Media                                       8,000   CBS Corp. Class B                           218,000    0.2
                  Oil, Gas & Consumable Fuels                33,000   Chevron Corp.                             3,079,890    2.2
                  Multi-Utilities                             3,300   Consolidated Edison, Inc.                   161,205    0.1
                  Multi-Utilities                            32,100   Dominion Resources, Inc.                  1,523,145    1.1
                  Chemicals                                  50,800   E.I. du Pont de Nemours & Co.             2,239,772    1.6
                  Oil, Gas & Consumable Fuels                82,300   Exxon Mobil Corp.                         7,710,687    5.5
                  Industrial Conglomerates                   95,300   General Electric Co.                      3,532,771    2.5
                  Food Products                              52,300   General Mills, Inc.                       2,981,100    2.1
                  Pharmaceuticals                            32,150   GlaxoSmithKline Plc (b)                   1,620,038    1.2
                  Aerospace & Defense                        26,600   Honeywell International, Inc.             1,637,762    1.2
                  Diversified Financial Services             94,332   JPMorgan Chase & Co.                      4,117,592    3.0
                  Pharmaceuticals                            27,500   Johnson & Johnson                         1,834,250    1.3
                  Leisure Equipment & Products               14,800   Mattel, Inc.                                281,792    0.2
                  Pharmaceuticals                            96,700   Pfizer, Inc.                              2,197,991    1.6
                  Electric Utilities                         44,600   The Southern Co.                          1,728,250    1.2
                  Diversified Telecommunication Services     82,700   Verizon Communications, Inc.              3,613,163    2.6
                  Pharmaceuticals                            30,900   Wyeth                                     1,365,471    1.0
                                                                                                              ----------------------
                                                                                                               53,045,625   38.1
====================================================================================================================================
Below-Average     Insurance                                  97,500   American International Group, Inc.        5,684,250    4.1
Price/Earnings    Diversified Financial Services             53,556   Bank of America Corp.                     2,209,721    1.6
Ratio             Diversified Financial Services             99,900   Citigroup, Inc.                           2,941,056    2.1
                  Automobiles                                 3,100   Harley-Davidson, Inc.                       144,801    0.1
                  Computers & Peripherals                    43,100   Hewlett-Packard Co.                       2,175,688    1.6
                  Industrial Conglomerates                   38,000   Koninklijke Philips Electronics NV        1,624,500    1.2
                  Food Products                              88,200   Kraft Foods, Inc.                         2,877,966    2.1
                  Capital Markets                            51,500   Morgan Stanley                            2,735,165    2.0
                  Energy Equipment & Services                 5,400   Nabors Industries Ltd. (a)                  147,906    0.1
                  Aerospace & Defense                        26,600   Northrop Grumman Corp.                    2,091,824    1.5
                  Insurance                                  61,134   The Travelers Cos., Inc.                  3,289,009    2.4
                  Food Products                             109,100   Unilever NV (b)                           3,977,786    2.8
                  IT Services                               308,800   Unisys Corp. (a)                          1,460,624    1.0
                  Office Electronics                        200,600   Xerox Corp.                               3,247,714    2.3
                                                                                                              ----------------------
                                                                                                               34,608,010   24.9
====================================================================================================================================
Low               Oil, Gas & Consumable Fuels                39,400   Anadarko Petroleum Corp.                  2,588,186    1.9
Price-to-Book     Food Products                              16,900   Archer-Daniels-Midland Co.                  784,667    0.6
Value             Machinery                                  22,100   Deere & Co.                               2,057,952    1.5
                  Semiconductors & Semiconductor             61,300   Fairchild Semiconductor
                  Equipment                                             International, Inc. (a)                   884,559    0.6
                  Energy Equipment & Services                63,900   Halliburton Co.                           2,422,449    1.7
                  Insurance                                  14,200   Hartford Financial Services Group, Inc.   1,238,098    0.9
                  Household Products                         45,100   Kimberly-Clark Corp.                      3,127,234    2.2
                  Semiconductors & Semiconductor            503,800   LSI Corp. (a)                             2,675,178    1.9
                  Equipment
                  Multiline Retail                            4,900   Macy's, Inc.                                126,763    0.1
                  Semiconductors & Semiconductor            285,500   Micron Technology, Inc. (a)               2,069,875    1.5
                  Equipment
                  Aerospace & Defense                        52,300   Raytheon Co.                              3,174,610    2.3
                  Computers & Peripherals                    52,600   Sun Microsystems, Inc. (a)                  953,638    0.7
                  Media                                     206,900   Time Warner, Inc.                         3,415,919    2.4
                  Industrial Conglomerates                   41,525   Tyco International Ltd.                   1,646,466    1.2
                  Media                                      45,500   Walt Disney Co.                           1,468,740    1.0
                  Commercial Banks                           35,500   Wells Fargo & Co.                         1,071,745    0.8
                                                                                                              ----------------------
                                                                                                               29,706,079   21.3
====================================================================================================================================


8       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Schedule of Investments (concluded)

                                                             Shares                                                       Percent of
                  Industry                                     Held   Common Stocks                               Value   Net Assets
====================================================================================================================================
Price-to-Cash     Automobiles                                50,900   Honda Motor Co., Ltd. (b)              $  1,686,826    1.2%
Flow              Oil, Gas & Consumable Fuels                24,900   Peabody Energy Corp.                      1,534,836    1.1
                  Diversified Telecommunication Services    324,300   Qwest Communications
                                                                        International Inc.                      2,273,343    1.6
                                                                                                              ----------------------
                                                                                                                5,495,005    3.9
====================================================================================================================================
Special           Energy Equipment & Services                77,500   BJ Services Co.                           1,880,150    1.4
Situations        Health Care Equipment & Supplies           37,400   Baxter International, Inc.                2,171,070    1.6
                  Health Care Equipment & Supplies           38,725   Covidien Ltd.                             1,715,130    1.2
                  Specialty Retail                            8,300   The Gap, Inc.                               176,624    0.1
                  Semiconductors & Semiconductor             80,200   Intel Corp.                               2,138,132    1.5
                  Equipment
                  Computers & Peripherals                    36,600   International Business Machines Corp.     3,956,460    2.8
                  Pharmaceuticals                            92,200   Schering-Plough Corp.                     2,456,208    1.8
                  Energy Equipment & Services                 9,942   Transocean, Inc. (a)                      1,423,197    1.0
                                                                                                              ----------------------
                                                                                                               15,916,971   11.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments in Common Stocks
                                                                      (Cost -- $106,416,719)                  138,771,690   99.6
====================================================================================================================================


====================================================================================================================================
                                                         Beneficial
                                                           Interest   Short-Term Securities
====================================================================================================================================
                                                         $1,082,417   BlackRock Liquidity Series, LLC
                                                                      Cash Sweep Series, 5.04% (c)(d)           1,082,417    0.8
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost -- $1,082,417)                      1,082,417    0.8
====================================================================================================================================
                                                                      Total Investments Before Options
                                                                      Written (Cost -- $107,499,136*)         139,854,107  100.4
====================================================================================================================================

                                                          Number of
                                                          Contracts   Options Written
====================================================================================================================================
Call Options Written                                            100   Chevron Corp., expiring
                                                                        January 2008 at $90                       (43,000)  (0.1)
                                                                194   Exxon Mobil Corp., expiring
                                                                        January 2008 at $100                       (3,395)   0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Written
                                                                      (Premiums Received -- $69,237)              (46,395)  (0.1)
====================================================================================================================================
Total Investments, Net of Options Written (Cost -- $107,429,899)                                              139,807,712  100.3

Liabilities in Excess of Other Assets                                                                            (463,115)  (0.3)
                                                                                                             -----------------------
Net Assets                                                                                                   $139,344,597  100.0%
                                                                                                             =======================

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................       $109,860,651
                                                                   ============
      Gross unrealized appreciation ........................       $ 35,094,197
      Gross unrealized depreciation ........................         (5,100,741)
                                                                   ------------
      Net unrealized appreciation ..........................       $ 29,993,456
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               $(917,703)      $45,540
      --------------------------------------------------------------------------

(d)   Represents the current yield as of December 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       9

Statement of Assets and Liabilities

As of December 31, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $106,416,719) .............                      $ 138,771,690
Investments in affiliated securities, at value (identified cost -- $1,082,417) .................                          1,082,417
Dividends receivable ...........................................................................                            182,661
Prepaid expenses and other assets ..............................................................                              1,787
                                                                                                                      -------------
Total assets ...................................................................................                        140,038,555
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received -- $69,237) .......................................                             46,395
Payables:
    Beneficial interest redeemed ...............................................................          304,564
    Distributor ................................................................................          107,134
    Financial warranty fee .....................................................................           98,407
    Investment adviser .........................................................................           78,645
    Other affiliates ...........................................................................           33,745
    Securities purchased .......................................................................            9,579
    Distributions to shareholders ..............................................................              135           632,209
                                                                                                    -------------
Accrued expenses and other liabilities .........................................................                             15,354
                                                                                                                      -------------
Total liabilities ..............................................................................                            693,958
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $ 139,344,597
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital, unlimited shares of no par value authorized ...................................                      $ 109,065,578
Accumulated investment loss -- net .............................................................                           (456,070)
Accumulated realized capital losses -- net .....................................................                         (1,642,724)
Unrealized appreciation -- net .................................................................                         32,377,813
                                                                                                                      -------------
Net assets .....................................................................................                      $ 139,344,597
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $5,862,258 and
  572,706 beneficial interest outstanding ......................................................                      $       10.24
                                                                                                                      =============
Investor A -- Based on net assets of $9,462,933 and
  924,024 beneficial interest outstanding ......................................................                      $       10.24
                                                                                                                      =============
Investor B -- Based on net assets of $73,782,651 and
  7,189,467 beneficial interest outstanding ....................................................                      $       10.26
                                                                                                                      =============
Investor C -- Based on net assets of $50,236,755 and
  4,889,257 beneficial interest outstanding ....................................................                      $       10.27
                                                                                                                      =============

      See Notes to Financial Statements.


10       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $7,578 foreign withholding tax) ..............................................                      $   1,584,914
Interest from affiliates .......................................................................                             45,540
                                                                                                                      -------------
Total income ...................................................................................                          1,630,454
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Financial warranty fees ........................................................................    $     643,881
Investment advisory fees .......................................................................          514,577
Service and distribution fees -- Investor B ....................................................          417,409
Service and distribution fees -- Investor C ....................................................          286,488
Accounting services ............................................................................           44,582
Transfer agent fees -- Investor B ..............................................................           37,871
Professional fees ..............................................................................           32,554
Transfer agent fees -- Investor C ..............................................................           25,260
Printing and shareholder reports ...............................................................           24,722
Custodian fees .................................................................................           20,401
Service fees -- Investor A .....................................................................           13,471
Trustees' fees and expenses ....................................................................            9,323
Transfer agent fees -- Investor A ..............................................................            3,755
Transfer agent fees -- Institutional ...........................................................            3,589
Pricing fees ...................................................................................              562
Other ..........................................................................................            8,079
                                                                                                    -------------
Total expenses .................................................................................                          2,086,524
                                                                                                                      -------------
Investment loss -- net .........................................................................                           (456,070)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on:
    Investments -- net .........................................................................        8,362,734
    Options written -- net .....................................................................           74,749         8,437,483
                                                                                                    -------------
Change in unrealized appreciation/depreciation on:
    Investments -- net .........................................................................      (19,617,512)
    Options written -- net .....................................................................          (31,109)      (19,648,621)
                                                                                                    -------------------------------
Total realized and unrealized loss -- net ......................................................                        (11,211,138)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations ...........................................                      $ (11,667,208)
                                                                                                                      =============

      See Notes to Financial Statements.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       11

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                     December 31,       Year Ended
                                                                                                         2007            June 30,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net .........................................................................    $    (456,070)    $    (792,734)
Realized gain -- net ...........................................................................        8,437,483        17,252,556
Change in unrealized appreciation/depreciation -- net ..........................................      (19,648,621)       20,388,652
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................      (11,667,208)       36,848,474
                                                                                                    -------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain -- net:
    Institutional ..............................................................................         (900,099)         (670,861)
    Investor A .................................................................................       (1,411,747)       (1,149,543)
    Investor B .................................................................................      (10,517,239)       (6,788,916)
    Investor C .................................................................................       (7,113,402)       (4,676,490)
                                                                                                    -------------------------------
Net decrease in net assets resulting from distributions to shareholders ........................      (19,942,487)      (13,285,810)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .......................       (1,163,895)      (30,710,156)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (32,773,590)       (7,147,492)
Beginning of period ............................................................................      172,118,187       179,265,679
                                                                                                    -------------------------------
End of period* .................................................................................    $ 139,344,597     $ 172,118,187
                                                                                                    ===============================
  * Accumulated investment loss -- net .........................................................    $    (456,070)               --
                                                                                                    ===============================

      See Notes to Financial Statements.


12       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Financial Highlights

                                                                                            Institutional
                                                              ---------------------------------------------------------------------
                                                                For the                                                    For the
                                                               Six Months                                                  Period
                                                                 Ended                                                     Nov. 13,
                                                                Dec. 31,            For the Year Ended June 30,            2002+ to
The following per share data and ratios have been derived         2007       -----------------------------------------     June 30,
from information provided in the financial statements.        (Unaudited)      2007       2006       2005       2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................    $ 12.87      $ 11.35    $ 10.90    $ 11.53    $ 10.55     $ 10.00
                                                                -------------------------------------------------------------------
Investment income -- net ...................................        .02*         .06*       .06*       .09*       .08*        .08
Realized and unrealized gain (loss) -- net .................       (.85)        2.58        .93        .06       1.03         .48
                                                                -------------------------------------------------------------------
Total from investment operations ...........................       (.83)        2.64        .99        .15       1.11         .56
                                                                -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............................         --           --         --         --       (.13)       (.01)
    Realized gain -- net ...................................      (1.80)       (1.12)      (.54)      (.78)        --          --
                                                                -------------------------------------------------------------------
Total dividends and distributions ..........................      (1.80)       (1.12)      (.54)      (.78)      (.13)       (.01)
                                                                -------------------------------------------------------------------
Net asset value, end of period .............................    $ 10.24      $ 12.87    $ 11.35    $ 10.90    $ 11.53     $ 10.55
                                                                ===================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........................      (6.73%)@@    24.12%      9.22%      1.22%     10.64%       5.63%@@
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................................       1.74%@       1.70%      1.69%      1.68%      1.75%       1.80%@
                                                                ===================================================================
Investment income -- net ...................................        .31%@        .47%       .52%       .82%       .73%       1.08%@
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...................    $ 5,862      $ 7,393    $ 7,886    $10,503    $15,576     $21,877
                                                                ===================================================================
Portfolio turnover .........................................         16%          33%        65%        65%        88%        108%
                                                                ===================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       13

                                                                                             Investor A
                                                              ---------------------------------------------------------------------
                                                                For the                                                    For the
                                                               Six Months                                                  Period
                                                                 Ended                                                     Nov. 13,
                                                                Dec. 31,            For the Year Ended June 30,            2002+ to
The following per share data and ratios have been derived         2007       -----------------------------------------     June 30,
from information provided in the financial statements.        (Unaudited)      2007       2006       2005       2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................    $ 12.85      $ 11.34    $ 10.88    $ 11.52    $ 10.53     $ 10.00
                                                                -------------------------------------------------------------------
Investment income -- net ...................................        .01*         .03*       .03*       .06*       .06*        .05
Realized and unrealized gain (loss) -- net .................       (.86)        2.57        .93        .06       1.03         .49
                                                                -------------------------------------------------------------------
Total from investment operations ...........................       (.85)        2.60        .96        .12       1.09         .54
                                                                -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............................         --           --         --         --       (.10)       (.01)
    Realized gain -- net ...................................      (1.76)       (1.09)      (.50)      (.76)        --          --
                                                                -------------------------------------------------------------------
Total dividends and distributions ..........................      (1.76)       (1.09)      (.50)      (.76)      (.10)       (.01)
                                                                -------------------------------------------------------------------
Net asset value, end of period .............................    $ 10.24      $ 12.85    $ 11.34    $ 10.88    $ 11.52     $ 10.53
                                                                ===================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........................      (6.85%)@@    23.74%      8.93%       .96%     10.44%       5.43%@@
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................................       1.95%@       1.95%      1.94%      1.93%      2.00%       2.05%@
                                                                ===================================================================
Investment income -- net ...................................        .10%@        .21%       .27%       .57%       .51%        .83%@
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...................    $ 9,463      $12,145    $ 6,637    $ 8,735    $13,022     $22,090
                                                                ===================================================================
Portfolio turnover .........................................         16%          33%        65%        65%        88%        108%
                                                                ===================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


14       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

                                                                                             Investor B
                                                              ---------------------------------------------------------------------
                                                                For the                                                    For the
                                                               Six Months                                                  Period
                                                                 Ended                                                     Nov. 13,
                                                                Dec. 31,            For the Year Ended June 30,            2002+ to
The following per share data and ratios have been derived         2007       -----------------------------------------     June 30,
from information provided in the financial statements.        (Unaudited)      2007       2006       2005       2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................    $ 12.81      $ 11.23    $ 10.77    $ 11.45    $ 10.48     $ 10.00
                                                                -------------------------------------------------------------------
Investment income (loss) -- net ............................       (.04)*       (.06)*     (.05)*     (.02)*     (.03)*        --++
Realized and unrealized gain (loss) -- net .................       (.85)        2.54        .91        .05       1.03         .49
                                                                -------------------------------------------------------------------
Total from investment operations ...........................       (.89)        2.48        .86        .03       1.00         .49
                                                                -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............................         --           --         --         --       (.03)       (.01)
    Realized gain -- net ...................................      (1.66)        (.90)      (.40)      (.71)        --          --
                                                                -------------------------------------------------------------------
Total dividends and distributions ..........................      (1.66)        (.90)      (.40)      (.71)      (.03)       (.01)
                                                                -------------------------------------------------------------------
Net asset value, end of period .............................    $ 10.26      $ 12.81    $ 11.23    $ 10.77    $ 11.45     $ 10.48
                                                                ===================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........................      (7.21%)@@    22.78%      8.12%       .19%      9.58%       4.93%@@
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................................       2.72%@       2.71%      2.70%      2.70%      2.76%       2.82%@
                                                                ===================================================================
Investment income (loss) -- net ............................      (.67%)@       (.54%)     (.49%)     (.20%)     (.30%)       .07%@
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...................    $73,783      $90,268    $100,584   $117,140   $144,787   $159,057
                                                                ===================================================================
Portfolio turnover .........................................         16%          33%        65%        65%        88%        108%
                                                                ===================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       15

Financial Highlights (concluded)

                                                                                             Investor C
                                                              ---------------------------------------------------------------------
                                                                For the                                                    For the
                                                               Six Months                                                  Period
                                                                 Ended                                                     Nov. 13,
                                                                Dec. 31,            For the Year Ended June 30,            2002+ to
The following per share data and ratios have been derived         2007       -----------------------------------------     June 30,
from information provided in the financial statements.        (Unaudited)      2007       2006       2005       2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................    $ 12.83      $ 11.25    $ 10.78    $ 11.45    $ 10.48     $ 10.00
                                                                -------------------------------------------------------------------
Investment income (loss) -- net ............................       (.04)*       (.07)*     (.05)*     (.02)*     (.03)*        --++
Realized and unrealized gain (loss) -- net .................       (.86)        2.56        .92        .06       1.03         .49
                                                                -------------------------------------------------------------------
Total from investment operations ...........................       (.90)        2.49        .87        .04       1.00         .49
                                                                -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............................         --           --         --         --       (.03)       (.01)
    Realized gain -- net ...................................      (1.66)        (.91)      (.40)      (.71)        --          --
                                                                -------------------------------------------------------------------
Total dividends and distributions ..........................      (1.66)        (.91)      (.40)      (.71)      (.03)       (.01)
                                                                -------------------------------------------------------------------
Net asset value, end of period .............................    $ 10.27      $ 12.83    $ 11.25    $ 10.78    $ 11.45     $ 10.48
                                                                ===================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........................      (7.29%)@@    22.83%      8.15%       .23%      9.54%       4.93%@@
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...................................................       2.72%@       2.71%      2.72%      2.70%      2.76%       2.82%@
                                                                ===================================================================
Investment income (loss) -- net ............................       (.67)@       (.54%)     (.49%)     (.20%)     (.29%)       .06%@
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...................    $50,237      $62,312    $64,159    $78,110    $104,840   $129,392
                                                                ===================================================================
Portfolio turnover .........................................         16%          33%        65%        65%        88%        108%
                                                                ===================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


16       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Basic Value Principal Protected Fund (the "Fund") and BlackRock Principal Protected Trust (the "Trust") are registered under the Investment Company Act of 1940, as amended. The Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. During the Guarantee Period, the Fund will seek long-term growth of capital to the extent permitted by a strategy that seeks to use investments in common stocks, U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the account maintenance of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Debt securities are traded primarily in the OTC markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       17
are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered


18       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007
to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connec-tion with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended June 30, 2004 through June 30, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to its Investor A, Investor B and Investor C Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch and Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Company's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the average daily value of the Fund's net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee           Fee
--------------------------------------------------------------------------------
Investor A ...................................           .25%            --
Investor B ...................................           .25%           .75%
Investor C ...................................           .25%           .75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor, provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates the Distributor and broker-dealers for providing shareholder servicing to Investor B and Investor C shareholders.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       19

For the six months ended December 31, 2007, MLPF&S received contingent deferred sales charges of $88,019 and $84 relating to transactions in Investor B and Investor C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended December 31, 2007, there were no securities lending agent fees paid to BIM.

In addition, MLPF&S received $10,796 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2007.

For the six months ended December 31, 2007, the Fund reimbursed the Manager $1,608 for certain accounting services.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2007 were $24,206,071 and $44,256,300, respectively.

Transactions in call options written for the six months ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                    Shares Subject    Premiums
Call Options Written                                  to Options      Received
-------------------------------------------------------------------------------
Outstanding call options written, beginning
  of year ......................................          522      $    158,871
Options written ................................          707            89,385
Options closed .................................         (895)         (170,426)
Options exercised ..............................          (40)           (8,593)
                                                     --------------------------
Outstanding call options written, end of year ..          294      $     69,237
                                                     ==========================

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions were $1,163,895 for the six months ended December 31, 2007 and $30,710,156 for the year ended June 30, 2007, respectively.

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                               Dollar
Ended December 31, 2007                                  Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................         80,130    $    834,956
Shares redeemed ................................        (81,908)     (1,002,169)
                                                     --------------------------
Net decrease ...................................         (1,778)   $   (167,213)
                                                     ==========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended June 30, 2007                                      Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................         51,343    $    607,387
Shares redeemed ................................       (171,369)     (2,071,214)
                                                     --------------------------
Net decrease ...................................       (120,026)   $ (1,463,827)
                                                     ==========================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended December 31, 2007                                  Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................        124,048    $  1,293,577
Shares redeemed ................................       (145,030)     (1,817,898)
                                                     --------------------------
Net decrease ...................................        (20,982)   $   (524,321)
                                                     ==========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended June 30, 2007                                      Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................         90,723    $  1,073,378
Shares converted* ..............................        663,179       7,911,721
                                                     --------------------------
Total issued ...................................        753,902       8,985,099
Shares redeemed ................................       (394,164)     (4,817,911)
                                                     --------------------------
Net increase ...................................        359,738    $  4,167,188
                                                     ==========================


20       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended December 31, 2007                                  Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................        915,325    $  9,573,641
Shares redeemed ................................       (769,991)     (9,346,358)
                                                     --------------------------
Net increase ...................................        145,334    $    227,283
                                                     ==========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended June 30, 2007                                      Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................        521,839    $  6,178,577
Shares redeemed or converted* ..................     (2,434,140)    (29,282,378)
                                                     --------------------------
Net decrease ...................................     (1,912,301)   $(23,103,801)
                                                     ==========================

* In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A Shares.

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended December 31, 2007                                  Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................        628,571    $  6,582,001
Shares redeemed ................................       (597,677)     (7,281,645)
                                                     --------------------------
Net increase (decrease) ........................         30,894    $   (699,644)
                                                     ==========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended June 30, 2007                                      Shares       Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ................        368,117    $  4,362,187
Shares redeemed ................................     (1,214,511)    (14,671,903)
                                                     --------------------------
Net decrease ...................................       (846,394)   $(10,309,716)
                                                     ==========================


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       21

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------
                                                                   Shares Voted    Shares Withheld
                                                                        For          From Voting
--------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:    James H. Bodurtha         13,126,383        216,673
                                          Bruce R. Bond             13,117,523        225,533
                                          Donald W. Burton          13,122,858        220,198
                                          Richard S. Davis          13,113,654        229,402
                                          Stuart E. Eizenstat       13,121,195        221,861
                                          Laurence D. Fink          12,122,858        220,198
                                          Kenneth A. Froot          13,124,720        218,336
                                          Henry Gabbay              13,118,989        224,067
                                          Robert M. Hernandez       13,117,523        225,533
                                          John F. O'Brien           13,122,858        220,198
                                          Roberta Cooper Ramo       13,126,383        216,673
                                          Jean Margo Reid           13,126,383        216,673
                                          David H. Walsh            13,126,383        216,673
                                          Fred G. Weiss             13,121,195        221,861
                                          Richard R. West           13,122,858        220,198
--------------------------------------------------------------------------------------------------


22       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Joe Grills, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

* Joe Grills resigned from the Advisory Board of the Fund, effective December 31, 2007.

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Fund's Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at (800) 441-7762.
--------------------------------------------------------------------------------


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       23

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Select "eDelivery" under the "More Information" section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


24       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at www.blackrock.com, by calling
(800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


 BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007       25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


26       BLACKROCK BASIC VALUE PRINCIPAL PROTECTED FUND       DECEMBER 31, 2007

This report is for shareholders of BlackRock Basic Value Principal Protected Fund. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #BVPP-12/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: February 21, 2008